Acquisitions, divestments and equity-accounted companies (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions, divestments and equity-accounted companies [Abstract]
Acquisitions
($ in millions, except number of acquired businesses)
2021 2020 2019
Purchase price for acquisitions (net of cash acquired)
212 79 —
Aggregate excess of purchase price over fair value of net assets acquired (1)
161 92 92
Number of acquired businesses

2 3 —
(1)

Recorded

as goodwill

(see Note

11).

Includes

adjustments

of $
92

million

in 2019 arising

during the

measurement

period of

acquisitions,
primarily

reflecting

changes in

the valuation

of net working

capital,

deferred

tax liabilities

and intangible

assets acquired.

Acquisition in noncontrolling interest
Weighted-average
($ in millions) Allocated amounts useful life
Inventories 169 5 months
Order backlog 727 2 years
Property, plant and equipment
(1)
1,016
Intangible assets
(2)
1,731 9 years
Other contractual rights 251 2 years
Other assets 43
Deferred tax liabilities (942)
Goodwill 6,026
Less: Amount attributed to noncontrolling interest (451)
Basis difference 8,570
(1)
Property,

plant and

equipment

includes

assets subject

to amortization

having an

initial fair

value difference

of $
686

million

and a
weighted-average

useful life

of
14 years .
(2)
Intangible

assets include

brand license

agreement,

technology

and customer

relationships.

Summary of investments in equity-accounted companies
Ownership as of Carrying value at December 31,
($ in millions, except ownership share in %) December 31, 2021 2021 2020
Hitachi Energy Ltd 19.9% 1,609 1,710
Others 61 74
Total 1,670 1,784
($ in millions) 2021 2020 2019
Income from equity-accounted companies, net of taxes 38 29 8
Basis difference amortization (net of deferred income tax benefit) (138) (95) —
Income (loss) from equity-accounted companies (100) (66) 8